Basis of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Basis of Financial Statments and Summary of Significant Accounting Policies
Schedule of Estimated Useful Lives of Premises and Equipment

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3to 39

Schedule of Useful Life of Intangible Assets and Amortization Method by Major Class

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	12 to 27	Declining-balance
Trade names	5 to 40	Straight-line